UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSRS
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST
(Exact name of registrant as specified in charter)
----------

410 Park Ave., 7th Floor
New York, NY  10022
(Address of principal executive offices) (Zip code)

Joan King, Vice President
410 Park Ave., 7th Floor
New York, NY  10022
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  JUNE 30, 2005

ITEM 1.	REPORTS TO SHAREHOLDERS


THE EHRENKRANTZ TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FOR THE PERIOD ENDING
JUNE 30, 2005


THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005

                                                Fair
COMMON STOCKS                           Shares  Value            Percent

COMMUNICATIONS
  *Charter Communications, Inc.         28,000  $  33,040         2.92
  *Nortel Networks, Inc.                40,000    104,400         9.20
  *Young Broadcasting, Inc.              4,400     18,260         1.61
                                                _________        ________

ELECTRIC AND GAS
  *Touch America Holdings, Inc.         20,000         14         0.00
                                                _________        ________

ELECTRONICS
  *Sun Microsystems, Inc.               10,000     37,300         3.29
  *Vishay Intertechnology, Inc.          6,000     71,220         6.28
                                                _________        ________
                                                  108,520         9.57
MANUFACTURING
  *Corning, Inc.                        20,000    332,400        29.31
                                                _________        ________

PHARMACEUTICALS
  Bristol Myers Squibb Co                3,000     74,940         6.61
  Schering Plough Corporation            5,000     95,300         8.40
  *Sirna Therapeutics, Inc.              5,000      8,750         0.77
                                                 ________        ________
                                                  178,990        15.78

TELECOMMUNICATIONS
  *The Directv Group                     8,232    127,596        11.25
                                                 _________       ________
Total Common Stock (Cost $1,974,489)              903,220        79.63

                                       Principal
                                       Amount or  Fair
                                       Value      Value          Percent
                                       _________  _________      _________
U.S. GOVERNMENT OBLIGATIONS

U.S. Treasury Note, 1.875% due
  5/31/06                               100,000     99,246         8.75

U.S. Treasury Note, 1.500% due
  5/31/06                               100,000     98,551         8.69
                                                  ________      __________
                                                   197,797        17.44

Total value of investments (Cost $2,172,477)      1,101,017       97.07
                                                  _________     __________

Excess of cash and other assets over liabilities     33,227        2.93

NET ASSETS                                       $ 1,134,244     100.00
                                                  ============   ==========

* Non-income producing securities

See Accountant's Review Report

                                     1

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS

Investments in securities, at value
 (identified cost $2,172,417) (Note 1)          $   1,101,017
Cash and cash equivalents                              37,424
Receivables:
  Dividends and interest                                1,783
                                                _____________

     Total Assets                                   1,140,224

LIABILITIES

Accrued expenses                                        5,980
                                                ______________

     Net Assets                                 $   1,134,244
                                                 ===========

Net assets consist of:

  Unrealized depreciation on investments         $ (1,071,400)
  Accumulated net gain on investment
    transactions                                        9,404
  Undistributed net income                       (    205,421)
  Paid in Capital                                   2,401,661
                                                 _____________

     Total                                        $ 1,134,244
                                                  ===========

Net Asset Value, Offering and Redemption Price
  Per Share (326,486 shares of no par value
  capital stock outstanding; an unlimited
  number of shares are authorized)                $   3.47
                                                  ========


See Accountant's Review Report

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ending June 30, 2005

Investment Income:
  Income
    Dividends                           $  3,070
    Interest                               3,801
                                        ________
      Investment income                                 $  6,871
  Expenses:
    Investment advisory fee (Note 4)       5,696
    Professional fees                     22,349
    Custodian fees                           244
    Shareholder servicing and
     Fund accounting fees                 14,245
    Trustee meetings                         311
    Bond expense                           3,384
                                       _________
                                                        $46,229
                                                        ________
Net investment income                                  ( 39,358)

Net Realized and Unrealized Gains and
  Losses on Investments: (Note 2)

  Realized gains from investment trans-
    actions during the period                   0
  Increase in unrealized depreciation of
    investments during current
     period                              ( 59,903)
  Net realized and unrealized gain                      (59,903)

Net Decrease in Net Assets Resulting from
  Operations                                          $( 99,261)
                                                      ============



See Accountant's Review Report

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                      Six Months
                                        Ended		Year Ended
                                      06/30/05          12/31/04
Increase (Decrease) in Net Assets
  from Operations

  Net investment income               $(   39,358)      $(  69,682)
  Net realized gain/loss on
    investment transactions                     0                0
    Net change in unrealized
     appreciation on investments        (  59,903)       ( 140,867)
                                      ____________      ___________
  Increase/(decrease) in net assets
    resulting from operations           (  99,261)      (  210,549)

Distributions to shareholders:

  Net investment income                         0                0
  Net realized gain on investments              0                0
                                      ____________       ___________
                                                0                0

CAPITAL SHARE TRANSACTIONS (Note 6):
  Increase (decrease) in net assets
    resulting from capital share
    transactions                       (   39,249)       (  79,512)
                                      _____________      ____________

Total increase (decrease) in
  net assets                           (  138,510)       ( 290,061)

NET ASSETS
  Beginning of Period                   1,134,244        1,272,754
                                      _____________      _____________

  End of Period (including
    undistributed net investment
    and operating income of
    $(205,421) and $(166,063)
    respectively                      $ 1,134,244      $ 1,272,754
                                      ===========      ===========



See Accountant's Review Report

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Six Months Ending June 30,2005

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.


See Accountant's Review Report.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Six Months Ending June 30, 2005

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered into an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations. During the period of this report the Advisor was paid $4,745. The Fund has accrued $ 951 in unpaid advisory fees.

See Accountant's Review Report.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Six Months Ending June 30, 2005

Investment advisory agreement (continued):

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

   Unrealized appreciation at
     June 30, 2005                            $            0
   Unrealized depreciation at
     June 30, 2005                              (  1,071,400 )
                                                _______________

   Net depreciation                           $ (  1,071,400 )


During the six months ended June 30, 2005, the Fund purchased $197,988 in securities, excluding short-term investments.

5. Trust Shares.

Transactions in trust shares were as follows:

                                Six Months
                                Ended                   Year Ended
                                6/30/05                 12/31/04

                                Shares  Amount        Shares  Amount

Shares sold                     0       $    0             0  $    0

Shares issued from
 investment of
 dividends                      0            0             0       0

Shares repurchased      (  11,691)   (  39,249)     ( 16,781) ( 79,512)

Net Change              (  11,691)   (  39,249)     ( 16,781) ( 79,512)
                        ==========   ===========    ========= ==========

Shares outstanding:

  Beginning of year       338,177                 354,958
                        __________               _________
  End of period           326,486                 338,177

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND
FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

                                           Year Ended

                        6 mos.
                        2005     2004     2003     2002    2001




Net asset value,
 beginning of year      $3.76    $4.40    $2.88    $3.90   $4.46

Income (loss) for
 investment Operations:
   Net investment
   income (loss)        (0.12)   (0.21)   (0.07)   (0.08)   0.01
   Net gains(losses)
   on securities
   (both realized and
   unrealized)          (0.17)   (0.43)    1.59    (0.94)  (0.57)
                       ___________________________________________

Total investment
  operations            (0.29)   (0.64)    1.52    (1.02)  (0.56)

Less distributions:
  Dividends (from net
   investment income)     -        -         -       -       -
  Distributions (from
   capital gains)         -        -         -       -       -
  Return of capital       -        -         -       -       -
                       ___________________________________________

Total dividends and
 distributions          (0.00)   (0.00)   (0.00)   (0.00)  (0.00)

Net asset value,
 end of year            $3.47    $3.76    $4.40    $ 2.88  $3.90
                       ===========================================

Total return           (7.7)%   (14.5)%    52.8%   (26.2)% (12.6)%

Net assets,
 end of period (in
  thousands)           1,134     1,273    1,563     2,153   3,798

Ratio of expenses to
  average net assets1    6.5%     5.8%     3.8%      3.5%    2.9%

Ratio of net income
 (loss) to average net
   assets1             (6.5)%    (4.9)%   (2.2)%    (2.3)%   0.1%

Portfolio turnover
  rate                  16.5%     30.0%     0.0%    22.0%    147%


See Accountant's Review Report.

_________________
1 Annualized
                                      8

Roy G. Hale
Certified Public Accountant
PO Box 2634
LaPlata, MD 20646
301-826-4602

Shareholders and Board of Directors
The Ehrenkrantz Trust
New York, New York

In planning and performing my audit of the financial statements of The Ehrenkrantz Growth Fund for the year ended June 30, 2005, I considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-CSRS, not to provide assurance on internal control.

The management of the Ehrenkrantz Growth Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control structure, error or fraud may occur and may not be detected. Also, projection of any evaluation of the system to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities, that I consider to be material weeknesses as defined above as of June 30, 2005.

This report is intended solely for information and use of management and the Board of Directors of The Ehrenkrantz Growth Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than esese specified parties.

/s/ Roy G. Hale
Certified Public Account
July 31, 2005
LaPlata, Maryland

Roy G. Hale
Certified Public Accountant
PO Box 2634
La Plata, MD 20646
301-870-3374

Shareholders and Board of Directors
The Ehrenkrantz Growth Fund
New York, NY

ACCOUNTANT'S REVIEW REPORT


I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of The Ehrenkrantz Growth Fund, as of June 30, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the six months then ended. These financial statements are the responsibility of the management of the Ehrenkrantz Growth Fund.

I conducted my review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to the financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of December 31, 2004 and the related financial statements for the year then ended (not presented in full herein); and in my report dated February 22, 2005, I expressed an unqualified opinion on those financial statements.

/s/ Roy G Hale
Roy G. Hale
Certified Public Accountant

July 31, 2005
La Plata, Maryland

FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-813-1117.

The address of each individual is 410 Park Ave., 7th Floor, New York,
NY 10022. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:


                         Position(s)
                         Held with                                     Number of         Other
                         Trust and Date                                Portfolios        Director-
                         First Elected         Principal               in Fund           ships Held
Name and Age             or Appointed to       Occupation During       Complex Overseen By
at December 31, 2004     Office                Past 5 Years            By Trustee        Trustee
-----------------------------------------------------------------------------------------------
Joan King, 70            Vice President,       Financial Executive     1
                         Secretary and         Ehrenkrantz King
                         Treasurer             Nussbaum, Inc. (an
                         1987                  investment advisor
                                               and broker-dealer)
                                               Fund Investment
                                               Committee Member

Ms. King is an "interested person" of the Fund as defined in the Investment
Company Act because she is a shareholder, officer and director of the Advisor.

TRUSTEES WHO ARE "NOT INTERESTED PERSONS" OF THE FUND:

		  	  Position(s)
			  Held with					Number of	  Other
			  Trust and Date				Portfolios	  Director-
                          First Elected         Principal               in Fund           ships Held
Name and Age		  or Appointed to	Occupation During	Complex Overseen By
at December 31, 2004      Office                Past 5 Years            By Trustee        Trustee
-----------------------------------------------------------------------------------------------
Stanley Brown, 77         Trustee, 1993         Writer                       1             None

Arthur Walsh, 54          Trustee, 1986         Financial                    1             None
                                                Advisor, Ryan Beck, a
                                                NYSE Member Firm

Vincent E. Jay, 88        Trustee, 1999         Independent                  1             None
                                                Investor


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund's portfolio securities is available (without charge, upon request, by calling 800-813-1117; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Investment Advisor:
KN Asset Management, Inc.
410 Park Ave., 7th Floor
New York, NY  10022

	President
	Irwin Nussbaum

	Vice President, Secretary
	and Treasurer
	Joan King

Transfer Agent:
4020 South 147th Street
Suite 2
Omaha, NE 68137
800-635-3427

Custodian:
Riggs National Bank
Washington, DC

Counsel:
Roberts & Henry
504 Talbot Street
St. Michaels, MD 21663

Independent Auditors:
Roy G. Hale, CPA
624 Clarks Run Road
LaPlata, MD 20646

Item 2.	CODE OF ETHICS

        Not Applicable to Semi-Annual Report

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

        Not Applicable to Semi-Annual Report

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a)	Not applicable.

	(b)	Not applicable.

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Not applicable.

	(f)	Not applicable.

	(g)	Not applicable.

	(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

		Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

		Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

		Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

        There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

	(b)	There were no changes in the registrant's internal control
        over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

        (a)(1)  Not applicable

        (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith. Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         The Ehrenkrantz Trust



                                         By: /s/ Irwin Nussbaum



                                      ___________________________
                                      Name:  Irwin Nussbaum
                                      Title: President (Principal
                                      Executive Officer)

Date: August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By: /s/ Irwin Nussbaum



                                       ___________________________
                                       Name:  Irwin Nussbaum
                                       Title: President (Principal
                                       Executive Officer)
Date: August 31, 2005

                                       By: /s/ Joan King



                                       ___________________________
                                       Name:  Joan King
                                       Title: Vice President,
                                       Secretary, Treasurer
                                       (Principal Financial
                                       and Accounting Officer
Date: August 31, 2005